Condensed Consolidated Statements of Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
REVENUES			$ 26	$ 31
COST OF REVENUES			(22)	(27)
GROSS PROFIT			4	4
OPERATING EXPENSES
Research and development expenses	(441)	(195)	(635)	(355)
Sales and marketing expenses	(135)	(130)	(300)	(220)
General and administrative expenses	(650)	(428)	(1,186)	(715)
Other income	15		15
Share of net loss of a joint venture accounted for using the equity method	(5)		(10)
TOTAL OPERATING EXPENSES	(1,216)	(753)	(2,116)	(1,290)
OPERATING LOSS	(1,216)	(753)	(2,112)	(1,286)
Financial expenses	(13)	(19)	(31)	(36)
Financial income	521	7	712	81
FINANCIAL INCOME (EXPENSES) - NET	508	(12)	681	45
NET LOSS	(708)	(765)	(1,431)	(1,241)
ATTRIBUTABLE TO:
The parent company shareholders	(708)	(765)	(1,431)	(1,241)
Total attributable to the parent company shareholders	$ (708)	$ (765)	$ (1,431)	$ (1,241)
LOSS PER COMMON SHARE – BASIC AND DILUTED (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES USED IN CALCULATION OF LOSS PER COMMON SHARE (in Shares)	44,394,844	35,194,844	44,394,844	35,194,844